AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Amortized Cost and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 53,651	$ 19,341
Gross Unrealized Gains	845	201
Gross Unrealized Losses	(667)	(735)
Allowance for Credit Losses	(27)	(30)	$ (30)	$ 0
Fair Value	53,802	18,777
U.S. treasury and government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	410	529
Gross Unrealized Gains	2	4
Gross Unrealized Losses	(43)	(36)
Allowance for Credit Losses	0	0
Fair Value	369	497
U.S. states and political subdivisions
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,280	684
Gross Unrealized Gains	39	3
Gross Unrealized Losses	(30)	(17)
Allowance for Credit Losses	0	0
Fair Value	3,289	670
Foreign governments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	2,082	603
Gross Unrealized Gains	11	27
Gross Unrealized Losses	(51)	(16)
Allowance for Credit Losses	0	0
Fair Value	2,042	614
Corporate debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	37,312	15,097
Gross Unrealized Gains	571	121
Gross Unrealized Losses	(477)	(607)
Allowance for Credit Losses	(26)	(19)	(24)	0
Fair Value	37,380	14,592
Residential mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,288	367
Gross Unrealized Gains	28	14
Gross Unrealized Losses	(5)	(4)
Allowance for Credit Losses	(1)	(1)	0	0
Fair Value	1,310	376
Commercial mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,259	750
Gross Unrealized Gains	91	13
Gross Unrealized Losses	(30)	(31)
Allowance for Credit Losses	0	(6)	0	0
Fair Value	3,320	726
Collateralized debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	6,020	1,311
Gross Unrealized Gains	103	19
Gross Unrealized Losses	(31)	(24)
Allowance for Credit Losses	0	(4)	$ (6)	$ 0
Fair Value	$ 6,092	$ 1,302